Fair Value (Fair Value Option - Summary Of Changes Included In The Condensed Consolidated Statement Of Income) (Details) (Mortgage Loans Held-For-Sale [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 50	$ 323
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	0	0
Interest and fees on finance receivables and loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	0	0
Interest on loans held-for-sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	82	175
Interest on long-term debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	0	0
Gain on mortgage loans, net [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	(32)	148
Other Income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 0	$ 0